Certain Relationships And Related Party Transactions (Narrative) (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Managment agreement maturity date	2018		2018
Management fee, rate per year	$ 15,000,000		$ 15,000,000
Management fees and reimbursed expenses	4,000,000	4,100,000	15,800,000	15,900,000	15,700,000
Total authorized stock repurchase amount				100,000,000
CC Finco, LLC [Member]
Related Party Transaction [Line Items]
Total authorized stock repurchase amount				$ 692,887	$ 16,400,000
Shares of class A common stock				111,291	1,553,971